BNY Mellon Research Growth Fund, Inc.
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.0%
Capital Goods — 8.6%
AMETEK, Inc.	77,569	15,350,130
Axon Enterprise, Inc.(a)	23,243	12,554,474
Emerson Electric Co.	128,522	17,142,264
GE Vernova, Inc.	29,229	17,530,677
Howmet Aerospace, Inc.	115,053	23,538,693
Hubbell, Inc.	55,189	23,810,190
Trane Technologies PLC	43,999	18,544,699
Vertiv Holdings Co., Cl. A	116,156	20,876,718
		149,347,845
Commercial & Professional Services — .9%
Veralto Corp.	149,236	15,105,668
Consumer Discretionary Distribution & Retail — 8.0%
Amazon.com, Inc.(a)	505,595	117,914,866
Burlington Stores, Inc.(a)	43,625	11,003,534
Chewy, Inc., Cl. A(a)	318,407	11,071,011
		139,989,411
Consumer Services — 1.2%
Dutch Bros, Inc., Cl. A(a)	153,244	8,981,631
Planet Fitness, Inc., Cl. A(a)	106,580	11,933,762
		20,915,393
Consumer Staples Distribution & Retail — .8%
Casey’s General Stores, Inc.	25,950	14,803,437
Energy — .9%
EQT Corp.	256,253	15,595,558
Financial Services — 5.9%
Block, Inc.(a)	232,760	15,548,368
CME Group, Inc.	66,454	18,704,143
Mastercard, Inc., Cl. A	76,101	41,895,884
The Goldman Sachs Group, Inc.	32,331	26,706,699
		102,855,094
Food, Beverage & Tobacco — .4%
Freshpet, Inc.(a)	116,666	6,668,628
Health Care Equipment & Services — 4.2%
Alcon AG	204,328	16,205,254
Boston Scientific Corp.(a)	189,864	19,286,385
Guardant Health, Inc.(a)	94,005	10,192,022
IDEXX Laboratories, Inc.(a)	22,363	16,836,655
Intuitive Surgical, Inc.(a)	18,716	10,733,252
		73,253,568
Household & Personal Products — 1.0%
The Estee Lauder Companies, Inc., Cl. A	182,900	17,205,403
Media & Entertainment — 14.9%
Alphabet, Inc., Cl. C	421,990	135,087,439
Meta Platforms, Inc., Cl. A	87,541	56,722,191
Netflix, Inc.(a)	314,260	33,808,091
Reddit, Inc., Cl. A(a)	36,203	7,836,863

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Media & Entertainment — 14.9% (continued)
Spotify Technology SA(a)	21,495	12,872,711
The Walt Disney Company	120,528	12,591,560
		258,918,855
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
Ascendis Pharma A/S, ADR(a)	44,947	9,543,597
BioNTech SE, ADR(a)	87,157	8,990,245
Gilead Sciences, Inc.	197,011	24,791,864
Illumina, Inc.(a)	90,571	11,905,558
Insmed, Inc.(a)	72,447	15,052,313
Natera, Inc.(a)	45,957	10,974,991
Repligen Corp.(a)	67,140	11,482,283
Thermo Fisher Scientific, Inc.	35,433	20,934,879
		113,675,730
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	276,125	18,997,400
Semiconductors & Semiconductor Equipment — 19.1%
ASML Holding NV	12,804	13,572,240
Broadcom, Inc.	150,954	60,828,424
Micron Technology, Inc.	56,694	13,406,997
NVIDIA Corp.	1,382,850	244,764,450
		332,572,111
Software & Services — 15.5%
Atlassian Corp., Cl. A(a)	46,332	6,927,561
Bentley Systems, Inc., Cl. B(b)	302,221	12,681,193
HubSpot, Inc.(a)	31,737	11,657,635
Intuit, Inc.	34,256	21,721,044
Microsoft Corp.	288,157	141,776,126
MongoDB, Inc.(a)	37,983	12,624,410
ServiceNow, Inc.(a)	20,933	17,006,178
Shopify, Inc., Cl. A(a)	156,013	24,749,902
Synopsys, Inc.(a)	47,466	19,841,263
		268,985,312
Technology Hardware & Equipment — 9.3%
Apple, Inc.	578,750	161,384,437
Utilities — .7%
Constellation Energy Corp.	33,122	12,068,332
Total Common Stocks (cost $773,070,493)		1,722,342,182

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $18,906,556)	4.15	18,906,556	18,906,556
Total Investments (cost $791,977,049)		100.1%	1,741,248,738
Liabilities, Less Cash and Receivables		(.1%)	(921,729)
Net Assets		100.0%	1,740,327,009

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $11,455,374 and the value of the collateral was
$11,679,124, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Research Growth Fund, Inc.
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,722,342,182	—	—	1,722,342,182
Investment Companies	18,906,556	—	—	18,906,556
	1,741,248,738	—	—	1,741,248,738

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $949,271,689, consisting of $976,669,651 gross unrealized appreciation and $27,397,962 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.